Related party transactions - Compensation for key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Salaries and fees	$ 1,457,000	$ 484,000	$ 415,000
Cash bonus	4,500,000	0	0
LTIP granted	1,850,000	0	0
Company contribution to 401(k) plan	$ 11,400	$ 0	$ 0